SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
The Company’s authorized share capital amounts to $9.4 million (€8.8 million, exchange rate (EUR:$) equals 1:1.0667) and is divided into 880,000,000 ordinary shares with a nominal value of €0.01 each. At December 31, 2022 and 31 December 2021, all 656,348,225 (€6.6 million) and 648,749,282 shares outstanding, have been fully paid-up.
Other reserves include those reserves related to currency translation, fair value revaluation, participating interest and capitalized development costs in which the movements can shown below:

Amounts in $ ‘000	Legal Reserve Currency translation reserve (CTA)	Legal Reserve Capitalized development cost	Legal Reserve participating interest	Reserve Fair value revaluation	Total
Balance at January 1, 2021	19,037	4,955	622	—	24,614
Movements in the year	(15,072)	(4,553)	694	(2,283)	(21,214)
Balance at December 31, 2021	3,965	402	1,316	(2,283)	3,400
Movements in the year	(10,349)	—	(1,083)	(705)	(12,137)
Balance at December 31, 2022	(6,384)	402	233	(2,988)	(8,737)
Please refer to the consolidated statement of changes in equity and Note 25.